Acquisition reversal receivable (Tables)	6 Months Ended
Mar. 31, 2026
Acquisition reversal receivable
Schedule of acquisition reversal receivable
	As of	As of
	March 31,	September 30,
	2026	2025
	(unaudited)	(audited)
Acquisition reversal receivable	$33,151,699	$33,151,699
Less: allowance for credit losses	(33,151,699)	-
Acquisition reversal receivable, net	-	$33,151,699

Schedule of movement of allowance for credit losses on acquisition reversal receivable
	For the Six	For the
	Months Ended	Year Ended
	March 31,	September 30,
	2026	2025
	(unaudited)	(audited)
Balance as of beginning of period	-	-
Addition	33,151,699	-
Balance as of end of period	$33,151,699	-